Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000188848 [Member] | Anglo American PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000188848 [Member] | United Overseas Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[1]
C000188848 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[1]
C000188848 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[1]
C000188848 [Member] | NetEase Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[1]
C000188848 [Member] | Kasikornbank PCL Foreign Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[1]
C000188848 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[1]
C000188848 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.18%	[1]
C000188848 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%	[1]
C000188848 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.73%	[1]
C000188848 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000188848 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000188848 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000188848 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000188848 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000188848 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000188848 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000188848 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000188848 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000188848 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000071235 [Member] | Anglo American PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
C000071235 [Member] | United Overseas Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[2]
C000071235 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[2]
C000071235 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[2]
C000071235 [Member] | NetEase Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[2]
C000071235 [Member] | Kasikornbank PCL Foreign Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[2]
C000071235 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[2]
C000071235 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.18%	[2]
C000071235 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%	[2]
C000071235 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.73%	[2]
C000071235 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000071235 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000071235 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000071235 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000071235 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000071235 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000071235 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000071235 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000071235 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000071235 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000256073 [Member] | Anglo American PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000256073 [Member] | United Overseas Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[3]
C000256073 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[3]
C000256073 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[3]
C000256073 [Member] | NetEase Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[3]
C000256073 [Member] | Kasikornbank PCL Foreign Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[3]
C000256073 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[3]
C000256073 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.18%	[3]
C000256073 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%	[3]
C000256073 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.73%	[3]
C000256073 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000256073 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000256073 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000256073 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000256073 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000256073 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000256073 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000256073 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000256073 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000256073 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000539 [Member] | Anglo American PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
C000000539 [Member] | United Overseas Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[4]
C000000539 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[4]
C000000539 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[4]
C000000539 [Member] | NetEase Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[4]
C000000539 [Member] | Kasikornbank PCL Foreign Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[4]
C000000539 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[4]
C000000539 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.18%	[4]
C000000539 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%	[4]
C000000539 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.73%	[4]
C000000539 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000539 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000000539 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000000539 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000000539 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000000539 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000000539 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000000539 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000000539 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000539 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000537 [Member] | Anglo American PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000000537 [Member] | United Overseas Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[5]
C000000537 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[5]
C000000537 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[5]
C000000537 [Member] | NetEase Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[5]
C000000537 [Member] | Kasikornbank PCL Foreign Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[5]
C000000537 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[5]
C000000537 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.18%	[5]
C000000537 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%	[5]
C000000537 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.73%	[5]
C000000537 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000537 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000000537 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000000537 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000000537 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000000537 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000000537 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000000537 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000000537 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000537 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000540 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[6]
C000000540 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[6]
C000000540 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[6]
C000000540 [Member] | Standard Chartered PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[6]
C000000540 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[6]
C000000540 [Member] | Mitsui And Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[6]
C000000540 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[6]
C000000540 [Member] | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[6]
C000000540 [Member] | Banco Bilbao Vizcaya Argentaria SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[6]
C000000540 [Member] | Samsung Electronics Co Ltd GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[6]
C000000540 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000540 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000540 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000000540 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000000540 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000000540 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000540 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000000540 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000000540 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000540 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000000540 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000000540 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000000542 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[7]
C000000542 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[7]
C000000542 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[7]
C000000542 [Member] | Standard Chartered PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[7]
C000000542 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[7]
C000000542 [Member] | Mitsui And Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[7]
C000000542 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[7]
C000000542 [Member] | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[7]
C000000542 [Member] | Banco Bilbao Vizcaya Argentaria SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[7]
C000000542 [Member] | Samsung Electronics Co Ltd GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[7]
C000000542 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000542 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000542 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000000542 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000000542 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000000542 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000542 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000000542 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000000542 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000542 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000000542 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000000542 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000000543 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[8]
C000000543 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[8]
C000000543 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[8]
C000000543 [Member] | Standard Chartered PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[8]
C000000543 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[8]
C000000543 [Member] | Mitsui And Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[8]
C000000543 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[8]
C000000543 [Member] | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[8]
C000000543 [Member] | Banco Bilbao Vizcaya Argentaria SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[8]
C000000543 [Member] | Samsung Electronics Co Ltd GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[8]
C000000543 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000543 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000543 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000000543 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000000543 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000000543 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000543 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000000543 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000000543 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000543 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000000543 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000000543 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000071236 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[9]
C000071236 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[9]
C000071236 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[9]
C000071236 [Member] | Standard Chartered PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[9]
C000071236 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[9]
C000071236 [Member] | Mitsui And Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[9]
C000071236 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[9]
C000071236 [Member] | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[9]
C000071236 [Member] | Banco Bilbao Vizcaya Argentaria SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[9]
C000071236 [Member] | Samsung Electronics Co Ltd GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[9]
C000071236 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000071236 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000071236 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000071236 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000071236 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000071236 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000071236 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000071236 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000071236 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000071236 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000071236 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000071236 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000000544 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[10]
C000000544 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[10]
C000000544 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[10]
C000000544 [Member] | Standard Chartered PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[10]
C000000544 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[10]
C000000544 [Member] | Mitsui And Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[10]
C000000544 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[10]
C000000544 [Member] | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[10]
C000000544 [Member] | Banco Bilbao Vizcaya Argentaria SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[10]
C000000544 [Member] | Samsung Electronics Co Ltd GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[10]
C000000544 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000544 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000544 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000000544 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000000544 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000000544 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000544 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000000544 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000000544 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000544 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000000544 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000000544 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000188849 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[11]
C000188849 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[11]
C000188849 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[11]
C000188849 [Member] | Standard Chartered PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[11]
C000188849 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[11]
C000188849 [Member] | Mitsui And Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[11]
C000188849 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[11]
C000188849 [Member] | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[11]
C000188849 [Member] | Banco Bilbao Vizcaya Argentaria SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[11]
C000188849 [Member] | Samsung Electronics Co Ltd GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[11]
C000188849 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000188849 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000188849 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000188849 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000188849 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000188849 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000188849 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000188849 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000188849 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000188849 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000188849 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000188849 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000120687 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[12]
C000120687 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[12]
C000120687 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[12]
C000120687 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[12]
C000120687 [Member] | Hoya Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[12]
C000120687 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[12]
C000120687 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[12]
C000120687 [Member] | FinecoBank Banca Fineco S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[12]
C000120687 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[12]
C000120687 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[12]
C000120687 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000120687 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000120687 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000120687 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000120687 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000120687 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000120687 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000120687 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000120687 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000120687 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000120687 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023043 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[13]
C000023043 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[13]
C000023043 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[13]
C000023043 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[13]
C000023043 [Member] | Hoya Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[13]
C000023043 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[13]
C000023043 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[13]
C000023043 [Member] | FinecoBank Banca Fineco S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[13]
C000023043 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[13]
C000023043 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[13]
C000023043 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000023043 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000023043 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000023043 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000023043 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000023043 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023043 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000023043 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000023043 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000023043 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023043 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000071239 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[14]
C000071239 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[14]
C000071239 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[14]
C000071239 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[14]
C000071239 [Member] | Hoya Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[14]
C000071239 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[14]
C000071239 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[14]
C000071239 [Member] | FinecoBank Banca Fineco S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[14]
C000071239 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[14]
C000071239 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[14]
C000071239 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000071239 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000071239 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000071239 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000071239 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000071239 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000071239 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000071239 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000071239 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000071239 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000071239 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000554 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[15]
C000000554 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[15]
C000000554 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[15]
C000000554 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[15]
C000000554 [Member] | Hoya Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[15]
C000000554 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[15]
C000000554 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[15]
C000000554 [Member] | FinecoBank Banca Fineco S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[15]
C000000554 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[15]
C000000554 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[15]
C000000554 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000554 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000000554 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000000554 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000000554 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000000554 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000554 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000000554 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000554 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000000554 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000000554 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000553 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[16]
C000000553 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[16]
C000000553 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[16]
C000000553 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[16]
C000000553 [Member] | Hoya Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[16]
C000000553 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[16]
C000000553 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[16]
C000000553 [Member] | FinecoBank Banca Fineco S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[16]
C000000553 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[16]
C000000553 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[16]
C000000553 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000553 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000000553 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000000553 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000000553 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000000553 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000553 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000000553 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000553 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000000553 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000000553 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000551 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[17]
C000000551 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[17]
C000000551 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[17]
C000000551 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[17]
C000000551 [Member] | Hoya Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[17]
C000000551 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[17]
C000000551 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[17]
C000000551 [Member] | FinecoBank Banca Fineco S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[17]
C000000551 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[17]
C000000551 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[17]
C000000551 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000551 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000000551 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000000551 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000000551 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000000551 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000551 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000000551 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000551 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000000551 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000000551 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171594 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.35%	[18]
C000171594 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.59%	[18]
C000171594 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[18]
C000171594 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[18]
C000171594 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[18]
C000171594 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[18]
C000171594 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%	[18]
C000171594 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%	[18]
C000171594 [Member] | Walt Disney Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[18]
C000171594 [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[18]
C000171594 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171594 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171594 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000171594 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000171594 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000171594 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000171594 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171594 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000171594 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000171594 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171595 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.35%	[19]
C000171595 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.59%	[19]
C000171595 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[19]
C000171595 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[19]
C000171595 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[19]
C000171595 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[19]
C000171595 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%	[19]
C000171595 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%	[19]
C000171595 [Member] | Walt Disney Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[19]
C000171595 [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[19]
C000171595 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171595 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171595 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000171595 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000171595 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000171595 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000171595 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171595 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000171595 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000171595 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171596 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.35%	[20]
C000171596 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.59%	[20]
C000171596 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[20]
C000171596 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[20]
C000171596 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[20]
C000171596 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[20]
C000171596 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%	[20]
C000171596 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%	[20]
C000171596 [Member] | Walt Disney Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[20]
C000171596 [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[20]
C000171596 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171596 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171596 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000171596 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000171596 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000171596 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000171596 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171596 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000171596 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000171596 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171597 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.35%	[21]
C000171597 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.59%	[21]
C000171597 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[21]
C000171597 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[21]
C000171597 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[21]
C000171597 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[21]
C000171597 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%	[21]
C000171597 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%	[21]
C000171597 [Member] | Walt Disney Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[21]
C000171597 [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[21]
C000171597 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171597 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171597 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000171597 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000171597 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000171597 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000171597 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171597 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000171597 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000171597 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171598 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.35%	[22]
C000171598 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.59%	[22]
C000171598 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[22]
C000171598 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[22]
C000171598 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[22]
C000171598 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[22]
C000171598 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%	[22]
C000171598 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%	[22]
C000171598 [Member] | Walt Disney Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[22]
C000171598 [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[22]
C000171598 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171598 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171598 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000171598 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000171598 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000171598 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000171598 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171598 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000171598 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000171598 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171599 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.35%	[23]
C000171599 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.59%	[23]
C000171599 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[23]
C000171599 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[23]
C000171599 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[23]
C000171599 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[23]
C000171599 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%	[23]
C000171599 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%	[23]
C000171599 [Member] | Walt Disney Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[23]
C000171599 [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[23]
C000171599 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171599 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171599 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000171599 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000171599 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000171599 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000171599 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171599 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000171599 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000171599 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209193 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%	[24]
C000209193 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%	[24]
C000209193 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[24]
C000209193 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[24]
C000209193 [Member] | CrowdStrike Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[24]
C000209193 [Member] | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%	[24]
C000209193 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%	[24]
C000209193 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%	[24]
C000209193 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.66%	[24]
C000209193 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.22%	[24]
C000209193 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209193 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000209193 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209193 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000209193 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000209193 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000209193 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000209193 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000209194 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%	[25]
C000209194 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%	[25]
C000209194 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[25]
C000209194 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[25]
C000209194 [Member] | CrowdStrike Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[25]
C000209194 [Member] | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%	[25]
C000209194 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%	[25]
C000209194 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%	[25]
C000209194 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.66%	[25]
C000209194 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.22%	[25]
C000209194 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209194 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000209194 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209194 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000209194 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000209194 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000209194 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000209194 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000209196 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%	[26]
C000209196 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%	[26]
C000209196 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[26]
C000209196 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[26]
C000209196 [Member] | CrowdStrike Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[26]
C000209196 [Member] | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%	[26]
C000209196 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%	[26]
C000209196 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%	[26]
C000209196 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.66%	[26]
C000209196 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.22%	[26]
C000209196 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209196 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000209196 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209196 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000209196 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000209196 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000209196 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000209196 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000209198 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%	[27]
C000209198 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%	[27]
C000209198 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[27]
C000209198 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[27]
C000209198 [Member] | CrowdStrike Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[27]
C000209198 [Member] | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%	[27]
C000209198 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%	[27]
C000209198 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%	[27]
C000209198 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.66%	[27]
C000209198 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.22%	[27]
C000209198 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209198 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000209198 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209198 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000209198 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000209198 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000209198 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000209198 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000209197 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%	[28]
C000209197 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%	[28]
C000209197 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[28]
C000209197 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[28]
C000209197 [Member] | CrowdStrike Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[28]
C000209197 [Member] | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%	[28]
C000209197 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%	[28]
C000209197 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%	[28]
C000209197 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.66%	[28]
C000209197 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.22%	[28]
C000209197 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209197 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000209197 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209197 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000209197 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000209197 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000209197 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000209197 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000209195 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%	[29]
C000209195 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%	[29]
C000209195 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[29]
C000209195 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[29]
C000209195 [Member] | CrowdStrike Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[29]
C000209195 [Member] | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%	[29]
C000209195 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%	[29]
C000209195 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%	[29]
C000209195 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.66%	[29]
C000209195 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.22%	[29]
C000209195 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209195 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000209195 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209195 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000209195 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000209195 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000209195 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000209195 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000209203 [Member] | Partners Group Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[30]
C000209203 [Member] | Carl Zeiss Meditec AG BR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[30]
C000209203 [Member] | WEG S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[30]
C000209203 [Member] | Disco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[30]
C000209203 [Member] | Spirax Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[30]
C000209203 [Member] | Weir Group PLC The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[30]
C000209203 [Member] | PT Telkom Indonesia Persero Tbk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[30]
C000209203 [Member] | Azbil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[30]
C000209203 [Member] | Toyo Suisan Kaisha Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[30]
C000209203 [Member] | ChemoMetec A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[30]
C000209203 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209203 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209203 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000209203 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000209203 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000209203 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000209203 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000209203 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000209203 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209203 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209202 [Member] | Partners Group Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[31]
C000209202 [Member] | Carl Zeiss Meditec AG BR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[31]
C000209202 [Member] | WEG S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[31]
C000209202 [Member] | Disco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[31]
C000209202 [Member] | Spirax Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[31]
C000209202 [Member] | Weir Group PLC The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[31]
C000209202 [Member] | PT Telkom Indonesia Persero Tbk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[31]
C000209202 [Member] | Azbil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[31]
C000209202 [Member] | Toyo Suisan Kaisha Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[31]
C000209202 [Member] | ChemoMetec A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[31]
C000209202 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209202 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209202 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000209202 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000209202 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000209202 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000209202 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000209202 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000209202 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209202 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209201 [Member] | Partners Group Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[32]
C000209201 [Member] | Carl Zeiss Meditec AG BR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[32]
C000209201 [Member] | WEG S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[32]
C000209201 [Member] | Disco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[32]
C000209201 [Member] | Spirax Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[32]
C000209201 [Member] | Weir Group PLC The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[32]
C000209201 [Member] | PT Telkom Indonesia Persero Tbk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[32]
C000209201 [Member] | Azbil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[32]
C000209201 [Member] | Toyo Suisan Kaisha Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[32]
C000209201 [Member] | ChemoMetec A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[32]
C000209201 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209201 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209201 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000209201 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000209201 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000209201 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000209201 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000209201 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000209201 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209201 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209204 [Member] | Partners Group Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[33]
C000209204 [Member] | Carl Zeiss Meditec AG BR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[33]
C000209204 [Member] | WEG S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[33]
C000209204 [Member] | Disco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[33]
C000209204 [Member] | Spirax Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[33]
C000209204 [Member] | Weir Group PLC The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[33]
C000209204 [Member] | PT Telkom Indonesia Persero Tbk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[33]
C000209204 [Member] | Azbil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[33]
C000209204 [Member] | Toyo Suisan Kaisha Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[33]
C000209204 [Member] | ChemoMetec A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[33]
C000209204 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209204 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209204 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000209204 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000209204 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000209204 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000209204 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000209204 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000209204 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209204 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209200 [Member] | Partners Group Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[34]
C000209200 [Member] | Carl Zeiss Meditec AG BR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[34]
C000209200 [Member] | WEG S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[34]
C000209200 [Member] | Disco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[34]
C000209200 [Member] | Spirax Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[34]
C000209200 [Member] | Weir Group PLC The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[34]
C000209200 [Member] | PT Telkom Indonesia Persero Tbk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[34]
C000209200 [Member] | Azbil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[34]
C000209200 [Member] | Toyo Suisan Kaisha Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[34]
C000209200 [Member] | ChemoMetec A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[34]
C000209200 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209200 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209200 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000209200 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000209200 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000209200 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000209200 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000209200 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000209200 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209200 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209199 [Member] | Partners Group Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[35]
C000209199 [Member] | Carl Zeiss Meditec AG BR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[35]
C000209199 [Member] | WEG S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[35]
C000209199 [Member] | Disco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[35]
C000209199 [Member] | Spirax Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[35]
C000209199 [Member] | Weir Group PLC The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[35]
C000209199 [Member] | PT Telkom Indonesia Persero Tbk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[35]
C000209199 [Member] | Azbil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[35]
C000209199 [Member] | Toyo Suisan Kaisha Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[35]
C000209199 [Member] | ChemoMetec A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[35]
C000209199 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209199 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209199 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000209199 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000209199 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000209199 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000209199 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000209199 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000209199 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209199 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209209 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[36]
C000209209 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%	[36]
C000209209 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[36]
C000209209 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[36]
C000209209 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%	[36]
C000209209 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.62%	[36]
C000209209 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[36]
C000209209 [Member] | DLF Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[36]
C000209209 [Member] | Airbus SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[36]
C000209209 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[36]
C000209209 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209209 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000209209 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209209 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209209 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000209209 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000209209 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000209209 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209209 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000209208 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[37]
C000209208 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%	[37]
C000209208 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[37]
C000209208 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[37]
C000209208 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%	[37]
C000209208 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.62%	[37]
C000209208 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[37]
C000209208 [Member] | DLF Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[37]
C000209208 [Member] | Airbus SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[37]
C000209208 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[37]
C000209208 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209208 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000209208 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209208 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209208 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000209208 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000209208 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000209208 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209208 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000209207 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[38]
C000209207 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%	[38]
C000209207 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[38]
C000209207 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[38]
C000209207 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%	[38]
C000209207 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.62%	[38]
C000209207 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[38]
C000209207 [Member] | DLF Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[38]
C000209207 [Member] | Airbus SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[38]
C000209207 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[38]
C000209207 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209207 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000209207 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209207 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209207 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000209207 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000209207 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000209207 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209207 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000209206 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[39]
C000209206 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%	[39]
C000209206 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[39]
C000209206 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[39]
C000209206 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%	[39]
C000209206 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.62%	[39]
C000209206 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[39]
C000209206 [Member] | DLF Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[39]
C000209206 [Member] | Airbus SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[39]
C000209206 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[39]
C000209206 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209206 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000209206 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209206 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209206 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000209206 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000209206 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000209206 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209206 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000209205 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[40]
C000209205 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%	[40]
C000209205 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[40]
C000209205 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[40]
C000209205 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%	[40]
C000209205 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.62%	[40]
C000209205 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[40]
C000209205 [Member] | DLF Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[40]
C000209205 [Member] | Airbus SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[40]
C000209205 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[40]
C000209205 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209205 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000209205 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209205 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209205 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000209205 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000209205 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000209205 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209205 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000209210 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[41]
C000209210 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%	[41]
C000209210 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[41]
C000209210 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[41]
C000209210 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%	[41]
C000209210 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.62%	[41]
C000209210 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[41]
C000209210 [Member] | DLF Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[41]
C000209210 [Member] | Airbus SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[41]
C000209210 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[41]
C000209210 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209210 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000209210 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209210 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209210 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000209210 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000209210 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000209210 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209210 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000209214 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[42]
C000209214 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[42]
C000209214 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[42]
C000209214 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[42]
C000209214 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[42]
C000209214 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[42]
C000209214 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[42]
C000209214 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[42]
C000209214 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[42]
C000209214 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[42]
C000209214 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209214 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209214 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000209214 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000209214 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209214 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000209214 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209214 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000209214 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000209214 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209214 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209215 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[43]
C000209215 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[43]
C000209215 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[43]
C000209215 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[43]
C000209215 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[43]
C000209215 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[43]
C000209215 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[43]
C000209215 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[43]
C000209215 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[43]
C000209215 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[43]
C000209215 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209215 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209215 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000209215 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000209215 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209215 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000209215 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209215 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000209215 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000209215 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209215 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209216 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[44]
C000209216 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[44]
C000209216 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[44]
C000209216 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[44]
C000209216 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[44]
C000209216 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[44]
C000209216 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[44]
C000209216 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[44]
C000209216 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[44]
C000209216 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[44]
C000209216 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209216 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209216 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000209216 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000209216 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209216 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000209216 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209216 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000209216 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000209216 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209216 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209213 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[45]
C000209213 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[45]
C000209213 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[45]
C000209213 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[45]
C000209213 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[45]
C000209213 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[45]
C000209213 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[45]
C000209213 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[45]
C000209213 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[45]
C000209213 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[45]
C000209213 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209213 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209213 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000209213 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000209213 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209213 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000209213 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209213 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000209213 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000209213 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209213 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209211 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[46]
C000209211 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[46]
C000209211 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[46]
C000209211 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[46]
C000209211 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[46]
C000209211 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[46]
C000209211 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[46]
C000209211 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[46]
C000209211 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[46]
C000209211 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[46]
C000209211 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209211 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209211 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000209211 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000209211 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209211 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000209211 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209211 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000209211 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000209211 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209211 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209212 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[47]
C000209212 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[47]
C000209212 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[47]
C000209212 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[47]
C000209212 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[47]
C000209212 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[47]
C000209212 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[47]
C000209212 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[47]
C000209212 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[47]
C000209212 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[47]
C000209212 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209212 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209212 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000209212 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000209212 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209212 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000209212 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209212 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000209212 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000209212 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209212 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209217 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[48]
C000209217 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[48]
C000209217 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[48]
C000209217 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[48]
C000209217 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[48]
C000209217 [Member] | Siemens Energy AG Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%	[48]
C000209217 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[48]
C000209217 [Member] | Rheinmetall AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[48]
C000209217 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[48]
C000209217 [Member] | EssilorLuxottica S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[48]
C000209217 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000209217 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209217 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000209217 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000209217 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209217 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000209217 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000209217 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000209217 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209217 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209217 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000209218 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[49]
C000209218 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[49]
C000209218 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[49]
C000209218 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[49]
C000209218 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[49]
C000209218 [Member] | Siemens Energy AG Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%	[49]
C000209218 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[49]
C000209218 [Member] | Rheinmetall AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[49]
C000209218 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[49]
C000209218 [Member] | EssilorLuxottica S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[49]
C000209218 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000209218 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209218 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000209218 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000209218 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209218 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000209218 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000209218 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000209218 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209218 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209218 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000209220 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[50]
C000209220 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[50]
C000209220 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[50]
C000209220 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[50]
C000209220 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[50]
C000209220 [Member] | Siemens Energy AG Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%	[50]
C000209220 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[50]
C000209220 [Member] | Rheinmetall AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[50]
C000209220 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[50]
C000209220 [Member] | EssilorLuxottica S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[50]
C000209220 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000209220 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209220 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000209220 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000209220 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209220 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000209220 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000209220 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000209220 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209220 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209220 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000209221 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[51]
C000209221 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[51]
C000209221 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[51]
C000209221 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[51]
C000209221 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[51]
C000209221 [Member] | Siemens Energy AG Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%	[51]
C000209221 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[51]
C000209221 [Member] | Rheinmetall AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[51]
C000209221 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[51]
C000209221 [Member] | EssilorLuxottica S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[51]
C000209221 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000209221 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209221 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000209221 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000209221 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209221 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000209221 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000209221 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000209221 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209221 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209221 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000209222 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[52]
C000209222 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[52]
C000209222 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[52]
C000209222 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[52]
C000209222 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[52]
C000209222 [Member] | Siemens Energy AG Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%	[52]
C000209222 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[52]
C000209222 [Member] | Rheinmetall AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[52]
C000209222 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[52]
C000209222 [Member] | EssilorLuxottica S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[52]
C000209222 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000209222 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209222 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000209222 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000209222 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209222 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000209222 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000209222 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000209222 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209222 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209222 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000209219 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[53]
C000209219 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[53]
C000209219 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[53]
C000209219 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[53]
C000209219 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[53]
C000209219 [Member] | Siemens Energy AG Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%	[53]
C000209219 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[53]
C000209219 [Member] | Rheinmetall AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[53]
C000209219 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[53]
C000209219 [Member] | EssilorLuxottica S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[53]
C000209219 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000209219 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209219 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000209219 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000209219 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209219 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000209219 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000209219 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000209219 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209219 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209219 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000209234 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[54]
C000209234 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[54]
C000209234 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.89%	[54]
C000209234 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[54]
C000209234 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[54]
C000209234 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[54]
C000209234 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[54]
C000209234 [Member] | Ferguson Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[54]
C000209234 [Member] | ResMed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[54]
C000209234 [Member] | Sartorius Stedim Biotech [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[54]
C000209234 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209234 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000209234 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000209234 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209234 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000209234 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000209234 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209234 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209234 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000209234 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209229 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[55]
C000209229 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.89%	[55]
C000209229 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[55]
C000209229 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[55]
C000209229 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[55]
C000209229 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[55]
C000209229 [Member] | Ferguson Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[55]
C000209229 [Member] | ResMed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[55]
C000209229 [Member] | Sartorius Stedim Biotech [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[55]
C000209229 [Member] | Alibaba Group Holding Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[55]
C000209229 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209229 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000209229 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000209229 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209229 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000209229 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000209229 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209229 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209229 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000209229 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209230 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[56]
C000209230 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.89%	[56]
C000209230 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[56]
C000209230 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[56]
C000209230 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[56]
C000209230 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[56]
C000209230 [Member] | Ferguson Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[56]
C000209230 [Member] | ResMed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[56]
C000209230 [Member] | Sartorius Stedim Biotech [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[56]
C000209230 [Member] | Alibaba Group Holding Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[56]
C000209230 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209230 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000209230 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000209230 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209230 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000209230 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000209230 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209230 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209230 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000209230 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209233 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[57]
C000209233 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.89%	[57]
C000209233 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[57]
C000209233 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[57]
C000209233 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[57]
C000209233 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[57]
C000209233 [Member] | Ferguson Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[57]
C000209233 [Member] | ResMed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[57]
C000209233 [Member] | Sartorius Stedim Biotech [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[57]
C000209233 [Member] | Alibaba Group Holding Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[57]
C000209233 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209233 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000209233 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000209233 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209233 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000209233 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000209233 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209233 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209233 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000209233 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209232 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[58]
C000209232 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.89%	[58]
C000209232 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[58]
C000209232 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[58]
C000209232 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[58]
C000209232 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[58]
C000209232 [Member] | Ferguson Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[58]
C000209232 [Member] | ResMed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[58]
C000209232 [Member] | Sartorius Stedim Biotech [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[58]
C000209232 [Member] | Alibaba Group Holding Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[58]
C000209232 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209232 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000209232 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000209232 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209232 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000209232 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000209232 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209232 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209232 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000209232 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209231 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[59]
C000209231 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.89%	[59]
C000209231 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[59]
C000209231 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[59]
C000209231 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[59]
C000209231 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[59]
C000209231 [Member] | Ferguson Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[59]
C000209231 [Member] | ResMed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[59]
C000209231 [Member] | Sartorius Stedim Biotech [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[59]
C000209231 [Member] | Alibaba Group Holding Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[59]
C000209231 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209231 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000209231 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000209231 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209231 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000209231 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000209231 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209231 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209231 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000209231 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.
[15]	Excluding money market fund holdings, if any.
[16]	Excluding money market fund holdings, if any.
[17]	Excluding money market fund holdings, if any.
[18]	Excluding money market fund holdings, if any.
[19]	Excluding money market fund holdings, if any.
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.
[22]	Excluding money market fund holdings, if any.
[23]	Excluding money market fund holdings, if any.
[24]	Excluding money market fund holdings, if any.
[25]	Excluding money market fund holdings, if any.
[26]	Excluding money market fund holdings, if any.
[27]	Excluding money market fund holdings, if any.
[28]	Excluding money market fund holdings, if any.
[29]	Excluding money market fund holdings, if any.
[30]	Excluding money market fund holdings, if any.
[31]	Excluding money market fund holdings, if any.
[32]	Excluding money market fund holdings, if any.
[33]	Excluding money market fund holdings, if any.
[34]	Excluding money market fund holdings, if any.
[35]	Excluding money market fund holdings, if any.
[36]	Excluding money market fund holdings, if any.
[37]	Excluding money market fund holdings, if any.
[38]	Excluding money market fund holdings, if any.
[39]	Excluding money market fund holdings, if any.
[40]	Excluding money market fund holdings, if any.
[41]	Excluding money market fund holdings, if any.
[42]	Excluding money market fund holdings, if any.
[43]	Excluding money market fund holdings, if any.
[44]	Excluding money market fund holdings, if any.
[45]	Excluding money market fund holdings, if any.
[46]	Excluding money market fund holdings, if any.
[47]	Excluding money market fund holdings, if any.
[48]	Excluding money market fund holdings, if any.
[49]	Excluding money market fund holdings, if any.
[50]	Excluding money market fund holdings, if any.
[51]	Excluding money market fund holdings, if any.
[52]	Excluding money market fund holdings, if any.
[53]	Excluding money market fund holdings, if any.
[54]	Excluding money market fund holdings, if any.
[55]	Excluding money market fund holdings, if any.
[56]	Excluding money market fund holdings, if any.
[57]	Excluding money market fund holdings, if any.
[58]	Excluding money market fund holdings, if any.
[59]	Excluding money market fund holdings, if any.